FAIR VALUE OF FINANCIAL INSTRUMENTS - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Cash	$ 704,000,000	$ 548,000,000
Cash equivalents	190,000,000	229,000,000
Gross financial assets subject to offsetting	0	42,000,000
Gross financial liabilities set off against financial assets subject to offsetting	0	3,000,000
Fair value through profit or loss | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial liabilities	94,000,000	237,000,000
Fair value through profit or loss | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	85,000,000	55,000,000
Hedges of net investment in foreign operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	30,000,000	1,000,000
Derivative financial liabilities	13,000,000	47,000,000
Hedges of net investment in foreign operations | Financial assets at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Gains (losses) on hedging instrument, fair value hedges	62,000,000	80,000,000	$ (12,000,000)
Cash flow hedges
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	54,000,000	51,000,000
Derivative financial liabilities	76,000,000	185,000,000
Cash flow hedges | Financial assets at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Gains (losses) on hedging instrument, fair value hedges	$ 70,000,000	$ (124,000,000)	$ (49,000,000)